Investment in Related Party (Details) - Emergent - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2019	Aug. 31, 2018	Apr. 30, 2021
Number of shares acquired	2,235,575	2,235,575
Number of units obtained by shareholders	9.62	9.62
Fair value of investments	$ 962		$ 962